Convertible Notes and Accrued Interest Payable - Schedule of Convertible Notes and Accrued Interest Payable (Details) - USD ($)	9 Months Ended
	Sep. 30, 2020	Jul. 23, 2020	Dec. 31, 2019
Conversion Rate	$ 0.01	$ 0.01
Accrued Interest	$ 68,137
Carrying Value	312,611
Convertible Notes and Accrued Interest Payable	380,747		$ 297,766
Convertible Notes Payable One [Member]
Face Value	$ 10,000
Conversion Rate	$ 0.005
Interest rate	0.00%
Accrued Interest
Carrying Value	10,000
Convertible Notes and Accrued Interest Payable	10,000		10,000
Convertible Notes Payable Two [Member]
Face Value	$ 85,000
Conversion Rate	$ 0.010
Interest rate	0.00%
Accrued Interest
Carrying Value	68,100
Convertible Notes and Accrued Interest Payable	68,100		85,000	[1]
Convertible Notes Payable Three [Member]
Face Value	$ 50,000
Conversion Rate	$ 0.010
Interest rate	10.00%
Due Date	Dec. 21, 2020
Accrued Interest	$ 1,250
Carrying Value	50,000
Convertible Notes and Accrued Interest Payable	51,250			[2]
Convertible Notes Payable Four [Member]
Face Value	$ 5,000
Conversion Rate	$ 0.010
Interest rate	10.00%
Due Date	Dec. 26, 2020
Accrued Interest	$ 133
Carrying Value	5,000
Convertible Notes and Accrued Interest Payable	5,133			[3]
Convertible Notes Payable Five [Member]
Face Value	$ 7,500
Conversion Rate	$ 0.010
Interest rate	10.00%
Due Date	Jun. 22, 2021
Accrued Interest	$ 268
Carrying Value	7,500
Convertible Notes and Accrued Interest Payable	7,768			[3]
Convertible Notes Payable Six [Member]
Face Value	$ 20,000
Conversion Rate	$ 0.040
Interest rate	0.00%
Accrued Interest
Carrying Value	20,000
Convertible Notes and Accrued Interest Payable	20,000		20,000
Convertible Notes Payable Seven [Member]
Face Value	$ 68,490
Conversion Rate	$ 0.050
Interest rate	0.00%
Accrued Interest
Carrying Value	68,490
Convertible Notes and Accrued Interest Payable	68,490		48,490	[4]
Convertible Notes Payable Eight [Member]
Face Value	$ 25,000
Conversion Rate	$ 0.050
Interest rate	12.00%
Accrued Interest	$ 18,934
Carrying Value	25,000
Convertible Notes and Accrued Interest Payable	43,934		41,690	[5]
Convertible Notes Payable Nine [Member]
Face Value	$ 25,000
Conversion Rate	$ 0.050
Interest rate	8.00%
Accrued Interest	$ 31,297
Carrying Value	25,000
Convertible Notes and Accrued Interest Payable	56,297		54,797	[5]
Convertible Notes Payable Ten [Member]
Face Value	$ 22,388
Conversion Rate	$ 0.050
Interest rate	5.00%
Accrued Interest	$ 15,112
Carrying Value	22,388
Convertible Notes and Accrued Interest Payable	37,500		37,789	[5]
Convertible Notes Payable Eleven [Member]
Face Value	$ 110,000
Conversion Rate	$ 0.050
Interest rate	10.00%
Accrued Interest	$ 1,143
Carrying Value	11,133
Convertible Notes and Accrued Interest Payable	$ 12,276			[6]
Due Date, description	Various

[1]	On July 23, 2020, $16,900 was converted into 1,690,000 common shares.
[2]	The notes are convertible into common stock at the discretion of the Holder at the lesser of $0.01 or 50% of the lowest closing bid price for the Company's stock during the 20 days immediately preceding the date of delivery by Holder to the Company of the Conversion Notice.
[3]	The notes are convertible into common stock at the discretion of the Holder at 50% of the lowest closing bid price for the Company's common stock during the 30 trading days immediately preceding the date of delivery by Holder to the Company of the Conversion Notice.
[4]	Included in this debt is $490 due to the former CEO.
[5]	On April 2, 2020, these notes terms were changed from non-convertible to convertible at $0.05 debt to 1 common share. During the nine-month ended September 30, 2020, interest accrued on this debt was $4,564 (2019 - $4,594). For comparative purposes, these amounts previously shown as debt payable as at December 31, 2020, have been reclassified as convertible debt.
[6]	Prior to July 17, 2020, the Company's stock was very lightly traded, such that at the time convertible debt was issued, the instrument was not readily converted into cash. Accordingly, no portion of the instrument was allocated to equity. However, from that date forward, the Company had significant shares traded, such that any convertible debt subsequently issued could be converted into cash, and a portion or all of the proceeds could be allocated to equity. Based on the intrinsic value of the beneficial conversion feature, as per FASB topic ASC 470-20 Debt with Conversion and other Options, it was determined that all of the value of the notes should be allocated to equity and amortized to interest, based on the due date of the debt. A summary of the balances of each note is as follows: